Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager which is controlled by members of the Pittas family, whereby the Manager provides technical and commercial vessel management for a fixed daily fee of Euro
685
for each of
2016,
2017
and
2018,
under the Company’s Master Management Agreement. An additional fixed management fee (see below) is paid to the Manager for the provision of various management services. Vessel management fees paid to the Manager amounted to
$2,399,461,
$2,632,637
and
$3,536,094
in
2016,
2017
and
2018,
respectively.

The Company’s Master Management Agreement (“MMA”) with Eurobulk provides for an annual adjustment of the daily management fee due to inflation to take effect
January 1
of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. In the case of newbuilding vessel contracts, the same management fee of Euro
685
becomes effective when construction of the vessels actually begins. The Master Management Agreement, as periodically amended and restated, will automatically be extended after the initial five
-year period for an additional
five
-year period unless terminated on or before the
90th
day preceding the initial termination date. Pursuant to the Master Management Agreement, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager a management agreement with the rate and term of these agreements set in the Master Management Agreement effective at such time.

The MMA was amended and restated as of
January 1, 2012
to reflect a
5%
discount of the daily vessel management fee for the period during which the number of the Euroseas owned vessels (including vessels in which Euroseas is a part owner) managed by the Manager is greater than
20
(“volume discount”); it was further renewed as of
January 1, 2014
for a new
five
year term until
January 1, 2019.
Starting
January 1, 2013,
the daily vessel management fee was adjusted to Euro
720
per day per vessel in operation and
360
Euros per day per vessel in lay-up before the
5%
discount. The fee remained unchanged for the subsequent years starting
January 1, 2014,
2015,
2016,
2017.
The MMA was further renewed on
January 1, 2018
for an additional
five
year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro
685
for the year
2018
and will be adjusted annually for inflation in the Eurozone. The fee remained unchanged for
2019.
These fees are recorded under “Related party management fees” in the “Consolidated statements of operations”.

In addition to the vessel management services, the Manager provides executive services to the Company. In
2016,
2017
and
2018
up to the Spin-off, compensation for such services to the Company as a public company was
$
2,000,000
per annum for the Company pre Spin-off. For the Company post Spin-off the annual compensation for such services was set at
$1,250,000.
The amount of such executive compensation allocated to the Company pre Spin-off was based on the proportion of the number of calendar days that related to Euroseas post spin-off vessels to the number of days of the entire fleet of Euroseas. These amounts amounted to
$1,479,374,
$1,306,476
and
$1,561,126
in
2016,
2017
and
2018,
respectively, and are recorded in “Other general and administrative expenses” in the “Consolidated statements of operations.”

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of
December 31, 2017
and
2018,
the amounts due to related company were
$4,986,836
and
$2,672,895,
respectively. Based on the MMA between Euroseas Ltd. and Euroseas’ ship owning subsidiaries and the Manager an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to the Manager.

The Company in
November 2016
reached an agreement with a related party, COLBY Trading Ltd., a company controlled by the Pittas family and affiliated to its CEO, to draw a
$2
million loan to finance working capital needs with an interest rate of
10%
per annum. Interest on the loan was payable quarterly, there were no
principal repayments until
January 2018
when the loan matured and there was
no
prepayment penalty. The Company fully repaid this loan along with the first
interest payment of
$50,556
earlier than scheduled at the end of
February 2017.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales price and
1.25%
of charter revenues. Commissions to Eurochart S.A. for vessel sales were
$55,796,
$70,640
and
$64,500
in
2016,
2017
and
2018,
respectively, recorded in “Net gain on sale of vessels” and “Loss on write-down of vessels held for sale” in the “Consolidated statements of operations”. A commission of
1%
of the purchase price is also paid to Eurochart S.A. by the seller of the vessel for the acquisitions the Company makes; The Company withheld, on behalf of Eurochart, commissions of
$30,000,
$118,526
and
nil
in
2016,
2017
and
2018,
respectively, for vessels the Company acquired. Commissions to Eurochart S.A. for chartering services were,
$268,658,
$310,467
and
$453,361
in
2016,
2017
and
2018,
respectively, recorded in “Commissions” in the “Consolidated statements of operations”.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”); and with a crewing agent Technomar Crew Management Services Corp (“Technomar”). Technomar is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on premium not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were,
$78,530
and
$97,231
in
2016,
$89,329
and
$101,394
in
2017
and
$118,684
and
$137,385
in
2018,
respectively.  These amounts are recorded in “Vessel operating expenses” in the “Consolidated statements of operations.”

On
December 23, 2016,
the Company acquired M/V “RT Dagr” from entities managed by Tennenbaum Capital Partners (Tennenbaum Opportunities Fund V, LP and Tennenbaum Opportunities Fund VI, LLC),
one
of the Company’s Series B Preferred Shareholders (see Note
15
), by issuing
900,000
shares of common stock as consideration for the value of the vessel and fuel on board. The fair value of the shares at issuance was
$1.8
million.